Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Components of Long-Term Debt

		June 30, 2017	December 31, 2016
		$	$
U.S. Dollar-denominated Revolving Credit Facilities due from 2017 to 2018		277,941	208,222
U.S. Dollar-denominated Term Loans due from 2018 to 2026		954,164	1,005,199
Norwegian Kroner-denominated Bonds due from 2018 to 2021	314,447	371,414	371,329
Euro-denominated Term Loans due from 2018 to 2023	249,610	230,343	219,733
Total principal		1,833,862	1,804,483
Unamortized discount and debt issuance costs		(9,850)	(13,257)
Total debt		1,824,012	1,791,226
Less current portion		(205,881)	(188,511)
Long-term debt		1,618,131	1,602,715